Cover Page Document	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	ALTISOURCE PORTFOLIO SOLUTIONS S.A.
Entity Incorporation, State or Country Code	N4
Entity File Number	001-34354
Entity Tax Identification Number	98-0554932
Entity Address, Address Line One	33, Boulevard Prince Henri
Entity Address, Postal Zip Code	L-1724
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	352
Local Phone Number	2060 2055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ASPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001462418
Amendment Flag	false
Cash Exercise Stakeholder Warrants
Document Information [Line Items]
Title of 12(b) Security	Cash Exercise Stakeholder Warrants
Trading Symbol	ASPSZ
Security Exchange Name	NASDAQ
Net Settle Stakeholder Warrants
Document Information [Line Items]
Title of 12(b) Security	Net Settle Stakeholder Warrants
Trading Symbol	ASPSW
Security Exchange Name	NASDAQ